Stockholders’ Deficit (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Oct. 15, 2022 USD ($) shares	Sep. 21, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 shares
Stockholders’ Deficit (Details) [Line Items]
Common stock shares authorized			180,000,000		180,000,000
Preferred stock shares authorized			1,500,000		1,500,000
Voting rights			1
Proceeds from the issuance of common stock (in Dollars) | $	$ 1,000		$ 1,000
Issuance of common stock	133,333
Shares held by investor		400,000
Warrant to purchase shares			18,415,453
SilverRockMember
Stockholders’ Deficit (Details) [Line Items]
Issuance of common stock		322,868
Termination fee (in Dollars) | $		$ 1,646
Expenses agreed to pay (in Dollars) | $			$ 531
Warrant to purchase shares			500,000
Other financing cost (in Dollars) | $			$ 766